Note 4 - Balance Sheet Components (Details Textual) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 205 USD ($)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Number of Positions	9		4	5
Interest Receivable	$ 100		$ 200	$ 200
Debt Securities, Available-for-Sale, Gain (Loss)	0		0	0
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0		0	0
Accounts Receivable, after Allowance for Credit Loss	7,100
Accounts Receivable, Allowance for Credit Loss			0	0
Unbilled Receivables, Current	50,435		36,781	6,208
Depreciation	900	$ 900	3,500	3,700
Tangible Asset Impairment Charges	0	$ 0	0	0
Prepaid Expense Other, Noncurrent	25,218		25,218	60,116
Operating Lease, Right-of-Use Asset	10,642		11,432	20,404
Intangible Asset, Finite-Lived, Amortization Expense	200		700
Goodwill	4,508		4,508	4,508
Goodwill, Impairment Loss	0		0	0
Accounts Payable	$ 24,200		$ 21,500	$ 7,000	$ 21,500
Developed Technology Rights [Member]
Finite-Lived Intangible Asset, Remaining Life (Year)	3 years 7 months 6 days		3 years 10 months 24 days
Intellectual Property [Member]
Finite-Lived Intangible Asset, Remaining Life (Year)	1 year 9 months 18 days		2 years
Customer Concentration Risk [Member] | Prepaid Expenses [Member] | Clinical Research Organization [Member]
Concentration Risk, Percentage	83.00%		90.00%	28.00%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Clinical Research Organization [Member]
Concentration Risk, Percentage	95.00%		94.00%	67.00%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Clinical Research Organizer and Analytic Testing Vendor [Member]
Concentration Risk, Percentage			94.00%
Customer Concentration Risk [Member] | Other Accrued Liabilities [Member] | Clinical Research Organization [Member]
Concentration Risk, Percentage	83.00%		79.00%	42.00%
BARDA [Member]
Unbilled Receivables, Current	$ 50,400		$ 36,800	$ 6,200
Government Contract [Member]
Accounts Receivable, after Allowance for Credit Loss			14,600	5,700
Government Contract [Member] | HHS Barda [Member]
Accounts Receivable, after Allowance for Credit Loss			14,200	2,700
Royalty [Member]
Prepaid Royalties			$ 300	$ 3,000